CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands		CNY (¥) shares	USD ($) shares	Effect of adoption of ASU 2014-09 (Note 5) CNY (¥)	Common Stock [Member] CNY (¥) shares	Common Stock [Member] USD ($) shares	Additional Paid-in Capital [Member] CNY (¥)	Additional Paid-in Capital [Member] USD ($)	Treasury Stock [Member] CNY (¥)	Statutory Reserves [Member] CNY (¥)	Statutory Reserves [Member] USD ($)	Accumulated deficit [Member] CNY (¥)	Accumulated deficit [Member] USD ($)	Accumulated deficit [Member] Effect of adoption of ASU 2014-09 (Note 5) CNY (¥)	AOCI Attributable to Parent [Member] CNY (¥)	AOCI Attributable to Parent [Member] USD ($)	Parent [Member] CNY (¥)	Parent [Member] USD ($)	Parent [Member] Effect of adoption of ASU 2014-09 (Note 5) CNY (¥)	Noncontrolling Interest [Member] CNY (¥)	Noncontrolling Interest [Member] USD ($)
Balance at Dec. 31, 2017		¥ 295,732			¥ 6,782		¥ 532,474			¥ 46,366		¥ (315,531)			¥ 40,040		¥ 310,131			¥ (14,399)
Balance (Shares) at Dec. 31, 2017 | shares					110,000,000	110,000,000
Net income/(loss)		142,436										142,958					142,958			(522)
Issuance of ordinary shares upon initial public offering ("IPO"), net of offering costs	[1]	9,212			¥ 14		9,198										9,212
Issuance of ordinary shares upon initial public offering ("IPO"), net of offering costs (in shares) | shares	[1]				216,021	216,021
Issuances in relation to share option exercise		39,986			¥ 278		39,708										39,986
Issuances in relation to share option exercise (Shares) | shares					4,388,397	4,388,397
Cash-settled share-based compensation (Note 16)		(1,721)					(1,721)										(1,721)
Share-based compensation (Note 16)		20,352					20,352										20,352
Appropriation of statutory reserves										31,979		(31,979)
Other comprehensive income		2,419													2,419		2,419
Repurchase of ordinary shares, Value	[2]	(23,460)							¥ (23,460)								(23,460)
Repurchase of ordinary shares, Shares | shares	[2]				(825,174)	(825,174)
Effect of adoption of ASU 2014-09 (Note 4) at Dec. 31, 2018				¥ (44,122)										¥ (44,122)					¥ (44,122)
Balance at Dec. 31, 2018		440,834			¥ 7,074		600,011		(23,460)	78,345		(248,674)			42,459		455,755			(14,921)
Balance (Shares) at Dec. 31, 2018 | shares					113,779,244	113,779,244
Net income/(loss)		144,560										148,100					148,100			(3,540)
Acquisition of subsidiary (Note 4)		33,866																		33,866
Issuances in relation to share option exercise		4,647			¥ 32		4,615										4,647
Issuances in relation to share option exercise (Shares) | shares					468,384	468,384
Share-based compensation (Note 16)		47,889					47,889										47,889
Appropriation of statutory reserves										26,485		(26,485)
Other comprehensive income		(1,542)													(1,542)		(1,542)
Repurchase of ordinary shares, Value	[3]	(45,953)							(45,953)								(45,953)
Repurchase of ordinary shares, Shares | shares	[3]				(1,492,308)	(1,492,308)
Retirement of treasury shares, Value	[3]				¥ (160)		(69,253)		¥ 69,413
Effect of adoption of ASU 2014-09 (Note 4) at Dec. 31, 2019		(127,059)
Balance at Dec. 31, 2019		624,301			¥ 6,946		583,262			104,830		(127,059)			40,917		608,896			15,405
Balance (Shares) at Dec. 31, 2019 | shares					112,755,320	112,755,320
Net income/(loss)		(141,444)	$ (21,677)									(132,433)					(132,433)			(9,011)
Issuances in relation to share option exercise		¥ 1,925			¥ 13		1,912										1,925
Issuances in relation to share option exercise (Shares) | shares		0	0		195,912	195,912
Share-based compensation (Note 16)		¥ 17,999					17,999										17,999
Appropriation of statutory reserves										527		(527)
Other comprehensive income		(1,275)	$ (196)												(1,275)		(1,275)
Effect of adoption of ASU 2014-09 (Note 4) at Dec. 31, 2020		(260,019)	(39,850)
Balance at Dec. 31, 2020		¥ 501,506	$ 76,859		¥ 6,959	$ 1,067	¥ 603,173	$ 92,440		¥ 105,357	$ 16,147	¥ (260,019)	$ (39,850)		¥ 39,642	$ 6,075	¥ 495,112	$ 75,879		¥ 6,394	$ 980
Balance (Shares) at Dec. 31, 2020 | shares					112,951,232	112,951,232

[1]	On November 1, 2017, the Group acquired 100% equity interest of Edge Franchising, a leading Hong Kong-based admissions consulting company specializing in overseas boarding school and college placement, and certain fixed assets, intellectual properties, material contracts and key employees of the educational consulting business (“Edge Business”) from a seller in which a managing director of Bain Capital Education IV Cayman Limited (“Bain Capital Education IV”) is a director and minority shareholder (Note 13). In accordance with the sale and purchase agreement, the Company shall issue to the selling shareholder 216,021 ordinary shares, which was issued on January 2, 2018.
[2]	In November 2018, the Board of Directors approved share repurchase program to purchase up to US$30,000 of the Company’s ordinary shares. As of December 31, 2018, pursuant to the share repurchase program, the Company repurchased 412,587 outstanding ADS representing 825,174 outstanding ordinary shares for an aggregated purchase price of RMB23,460, of which RMB2,093 was not settled. (Note 2)
[3]	In November 2018, the Board of Directors approved share repurchase program to purchase up to US$30,000 of the Company’s ordinary shares. As of December 31, 2019, pursuant to the share repurchase program, the Company repurchased 1,158,741 outstanding ADS representing 2,317,482 outstanding ordinary shares for an aggregated purchase price of RMB69,413. All shares repurchased were retired as of December 31, 2019 (Note 2).